Note 4 - Leases - Maturities of Operating and Finance Lease (Details) - USD ($)	Mar. 31, 2020	Apr. 01, 2019
Operating lease, Fiscal 2021	$ 49,536
Finance lease, Fiscal 2021	108,888
Operating lease, Fiscal 2022	4,128
Finance lease, Fiscal 2022	108,888
Operating lease, Fiscal 2023
Finance lease, Fiscal 2023	108,888
Operating lease, Fiscal 2024
Finance lease, Fiscal 2024	108,888
Operating lease, Fiscal 2025
Finance lease, Fiscal 2025	54,444
Operating lease, Total undiscounted lease payments	53,664
Finance lease, Total undiscounted lease payments	489,996
Operating lease, Less: imputed interest	(2,129)
Finance lease, Less: imputed interest	(21,020)
Present value of lease liability, finance lease	468,976
Accrued Expense and Other Noncurrent Liabilities [Member]
Present value of lease liability, operating lease	$ 51,535	$ 63,000